Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Loss per share
Schedule of loss per share

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Loss attributable to equity holders of the Company	(7,221,252)	(4,690,149)	(13,044,987)	(7,329,762)
Weighted average number of shares in issue	37,467,005	34,060,051	37,891,408	33,789,956
Basic and diluted loss per share	(0.19)	(0.14)	(0.34)	(0.22)